ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advances from customers	¥ 296,361		¥ 176,256	¥ 117,451
Salary and welfare payables	84,693		74,886
Accrued expenses	80,002		51,193
Current portion of operating lease liabilities	64,734		65,740
Liability under reverse factoring program	64,120		46,900
Guaranteed customer loans	46,512
Liability under factoring program	40,112		602
Tax payables	37,733		10,935
Deposits from marketplace sellers	27,211		26,307
Payable to marketplace sellers (Note)	1,203		48,362
Personal reimbursement	919		1,000
Others	37,671		20,787
Total	¥ 781,271	$ 113,273	¥ 522,968